Commitments	12 Months Ended
Jun. 30, 2024
Disclosure of Commitments [Abstract]
Commitments	20. Commitments
(a) Capital commitments
Commitments for expenditure on intangibles and property, plant and equipment not provided for in these consolidated financial statements are estimated at $783 million (2023 – $755 million; 2022 – $482 million).
(b) Other commitments
The future minimum lease rentals payable in the year ended 30 June 2024 for short-term leases and leases of low-value assets are estimated at $23 million (2023 – $45 million; 2022 – $15 million). The total future cash outflows for leases that had not yet commenced, and not recognised as lease liabilities at 30 June 2024, are estimated at $3 million (2023 – $14 million; 2022 – $14 million).